Share-Based Compensation - Summary of Performance Options Activity (Detail) - Performance Options [Member] - 2015 EIP [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	42,212,366	42,485,108
Options Granted	0	0
Options Forfeited	0	(272,742)
Stock options outstanding , Ending balance	42,212,366	42,212,366	42,485,108
Weighted average exercise price, Beginning balance	$ 13.30	$ 13.32
Weighted average exercise price, Granted	0	0
Weighted average exercise price, Forfeited	0	15.85
Weighted average exercise price, Ending balance	13.30	13.30	$ 13.32
Weighted average grant date fair value, Beginning balance	$ 8.01	8.13
Weighted average grant date fair value, Granted		0
Weighted average grant date fair value, Forfeited		7.58
Weighted average grant date fair value, Ending balance		$ 8.01	$ 8.13
Performance Options outstanding at Sep 30,2021		5 years	6 years
Performance Options exercisable at September 30, 2021	18,467,931
Weighted average exercise price, exercisable	$ 13.30